UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2017 – July 31, 2017

Item 1.  Schedule of Investments.

MONONGAHELA ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) JULY 31, 2017

Shares	Security Description	Value
Common Stock - 89.7%
Consumer Discretionary - 14.3%
2,500	Coach, Inc.	$117,850
10,000	El Pollo Loco Holdings, Inc. (a)	130,000
7,000	Harley-Davidson, Inc.	340,690
5,000	Target Corp.	283,350
7,000	Williams-Sonoma, Inc.	325,010
		1,196,900
Consumer Staples - 13.7%
5,000	Alico, Inc.	151,000
1,200	Dr. Pepper Snapple Group, Inc.	109,392
5,000	General Mills, Inc.	278,300
5,000	Snyder's-Lance, Inc.	173,950
5,000	The Coca-Cola Co.	229,200
2,250	The Procter & Gamble Co.	204,345
		1,146,187
Energy - 5.5%
25,000	CARBO Ceramics, Inc. (a)	176,750
2,827	Tesoro Corp.	281,371
		458,121
Financials - 12.1%
3,000	American Express Co.	255,690
11,500	Federated Investors, Inc., Class B	331,545
5,000	MetLife, Inc.	275,000
7,500	Old Republic International Corp.	147,150
		1,009,385
Health Care - 12.1%
3,000	Baxter International, Inc.	181,440
1,500	Eli Lilly & Co.	123,990
3,000	Gilead Sciences, Inc.	228,270
1,000	Johnson & Johnson	132,720
2,500	PerkinElmer, Inc.	164,575
900	Teleflex, Inc.	186,498
		1,017,493
Industrials - 13.4%
7,500	Cubic Corp.	357,375
3,000	Emerson Electric Co.	178,830
4,500	General Electric Co.	115,245
1,500	Hubbell, Inc.	178,185
2,000	Rockwell Collins, Inc.	213,060
2,500	The Gorman-Rupp Co.	75,550
		1,118,245
Technology - 16.1%
7,500	Corning, Inc.	218,550
11,000	II-VI, Inc. (a)	419,100
5,000	NetScout Systems, Inc. (a)	172,500
6,000	Reis, Inc.	128,400
12,500	Seagate Technology PLC	412,000
		1,350,550
Utilities - 2.5%
3,500	National Fuel Gas Co.	207,235
Total Common Stock (Cost $6,332,266)		7,504,116
Money Market Fund - 9.8%
813,770	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.88% (b) (Cost $813,770)	813,770
Total Investments - 99.5% (Cost $7,146,036)*		$8,317,886
Other Assets & Liabilities, Net – 0.5%		45,143
Net Assets – 100.0%		$8,363,029

PLC Public Limited Company
(a) Non-income producing security.
(b) Variable rate security. Rate presented is as of July 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,273,134
Gross Unrealized Depreciation	(101,284)
Net Unrealized Appreciation	$1,171,850

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$7,504,116
Level 2 - Other Significant Observable Inputs	813,770
Level 3 - Significant Unobservable Inputs	-
Total	$8,317,886

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 18, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 18, 2017